Financial Assets and Liabilities - Summary of Consolidated Offsetting of Financial Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current Financial Assets [Member] | Trade and Other Receivables [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	₱ 4,938	₱ 5,652
Gross amounts of recognized financial assets set-off in the consolidated statements of financial position	3,625	4,433
Net amount presented in the consolidated statements of financial position	1,313	1,219
Current Financial Assets [Member] | Trade and Other Receivables [Member] | Foreign administrations [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	4,606	5,160
Gross amounts of recognized financial assets set-off in the consolidated statements of financial position	3,480	4,236
Net amount presented in the consolidated statements of financial position	1,126	924
Current Financial Assets [Member] | Trade and Other Receivables [Member] | Domestic carriers [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	332	492
Gross amounts of recognized financial assets set-off in the consolidated statements of financial position	145	197
Net amount presented in the consolidated statements of financial position	187	295
Current Financial Liabilities [Member] | Accounts payable [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	79,255	103,457
Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	2,375	2,592
Net amount presented in the consolidated statements of financial position	76,880	100,865
Current Financial Liabilities [Member] | Accounts payable [Member] | Suppliers and contractors [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	74,542	98,700
Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	24	44
Net amount presented in the consolidated statements of financial position	74,518	98,656
Current Financial Liabilities [Member] | Accounts payable [Member] | Carriers and others [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	4,713	4,757
Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	2,351	2,548
Net amount presented in the consolidated statements of financial position	₱ 2,362	₱ 2,209